Exhibit 99.1

World Omni Auto Receivables Trust 2019-C

Monthly Servicer Certificate

November 30, 2019

Dates Covered
Collections Period	10/02/19 - 11/30/19
Interest Accrual Period	11/14/19 - 12/15/19
30/360 Days	31
Actual/360 Days	32
Distribution Date	12/16/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,079,936,170.42	48,208
Original Yield Supplement Overcollateralization Amount	45,590,271.87	0
Aggregate Starting Principal Balance	1,125,526,442.29	48,208
Principal Payments	60,407,158.05	1,110
Defaulted Receivables	375,628.98	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/19	42,070,522.52	0
Pool Balance at 11/30/19	1,022,673,132.74	47,088

Pool Statistics	$ Amount	# of Accounts
Pool Factor	94.60%
Prepayment ABS Speed	1.19%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	6,059,230.96	262
Past Due 61-90 days	912,502.90	34
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	6,971,733.86	296

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.65%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.09%
Delinquency Trigger Occurred	NO

Recoveries	222,102.48
Aggregate Net Losses/(Gains) - November 2019	153,526.50
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.16%
Prior Net Losses Ratio	N/A
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	11,760,741.03
Actual Overcollateralization	10,566,421.70
Weighted Average APR	4.59%
Weighted Average APR, Yield Adjusted	6.44%
Weighted Average Remaining Term	59.91

Flow of Funds	$ Amount

Collections	68,808,178.36
Investment Earnings on Cash Accounts	2,167.31
Servicing Fee	(1,844,612.78)
Transfer to Collection Account	-
Available Funds	66,965,732.89

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,747,583.93
(3) Noteholders' First Priority Principal Distributable Amount	5,956,867.26
(4) Class B Interest	61,380.00
(5) Noteholders' Second Priority Principal Distributable Amount	32,400,000.00
(6) Class C Interest	33,480.00
(7) Noteholders' Third Priority Principal Distributable Amount	16,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,566,421.70
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-

Total Distributions of Available Funds	66,965,732.89
Servicing Fee	1,844,612.78
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Original Note Balance	1,077,230,000.00
Principal Paid	65,123,288.96
Note Balance @ 12/16/19	1,012,106,711.04

Class A-1
Original Note Balance	237,320,000.00
Principal Paid	65,123,288.96
Note Balance @ 12/16/19	172,196,711.04
Note Factor @ 12/16/19	72.5588703%

Class A-2a
Original Note Balance	309,240,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	309,240,000.00
Note Factor @ 12/16/19	100.0000000%

Class A-2b
Original Note Balance	65,000,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	65,000,000.00
Note Factor @ 12/16/19	100.0000000%

Class A-3
Original Note Balance	336,770,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	336,770,000.00
Note Factor @ 12/16/19	100.0000000%

Class A-4
Original Note Balance	80,300,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	80,300,000.00
Note Factor @ 12/16/19	100.0000000%

Class B
Original Note Balance	32,400,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	32,400,000.00
Note Factor @ 12/16/19	100.0000000%

Class C
Original Note Balance	16,200,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	16,200,000.00
Note Factor @ 12/16/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,842,443.93
Total Principal Paid	65,123,288.96
Total Paid	66,965,732.89

Class A-1
Coupon	1.90481%
Interest Paid	401,821.79
Principal Paid	65,123,288.96
Total Paid to A-1 Holders	65,525,110.75

Class A-2a
Coupon	1.96000%
Interest Paid	521,928.40
Principal Paid	0.00
Total Paid to A-2a Holders	521,928.40

Class A-2b
One-Month Libor	1.76163%
Coupon	1.99163%
Interest Paid	115,071.96
Principal Paid	0.00
Total Paid to A-2b Holders	115,071.96

Class A-3
Coupon	1.96000%
Interest Paid	568,392.92
Principal Paid	0.00
Total Paid to A-3 Holders	568,392.92

Class A-4
Coupon	2.03000%
Interest Paid	140,368.86
Principal Paid	0.00
Total Paid to A-4 Holders	140,368.86

Class B
Coupon	2.20000%
Interest Paid	61,380.00
Principal Paid	0.00
Total Paid to B Holders	61,380.00

Class C
Coupon	2.40000%
Interest Paid	33,480.00
Principal Paid	0.00
Total Paid to C Holders	33,480.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.7103533
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	60.4543960
Total Distribution Amount	62.1647493

A-1 Interest Distribution Amount	1.6931645
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	274.4112968
Total A-1 Distribution Amount	276.1044613

A-2a Interest Distribution Amount	1.6877778
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	1.6877778

A-2b Interest Distribution Amount	1.7703378
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	1.7703378

A-3 Interest Distribution Amount	1.6877778
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6877778

A-4 Interest Distribution Amount	1.7480555
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.7480555

B Interest Distribution Amount	1.8944444
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8944444

C Interest Distribution Amount	2.0666667
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0666667

Noteholders' First Priority Principal Distributable Amount	91.47
Noteholders' Second Priority Principal Distributable Amount	497.52
Noteholders' Third Priority Principal Distributable Amount	248.76
Noteholders' Principal Distributable Amount	162.25

Account Balances	$ Amount

Reserve Account
Balance as of 11/14/19	2,699,840.43
Investment Earnings	2,167.31
Investment Earnings Paid	(2,167.31)
Deposit/(Withdrawal)	-
Balance as of 12/16/19	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Credit Risk Retention Information

The fair value of the notes and the certificates on the Closing Date is summarized below.  The totals may not sum due to rounding.

		Fair Value
	Fair Value	(as a
Class of Securities	(in millions)	percentage)
Class A Notes	$1,028.58	90.4%
Class B Notes	$32.40	2.8%
Class C Notes	$16.20	1.4%
Fair Value of the Notes	$1,077.17	94.7%
Certificates	$60.13	5.3%
Total	$1,137.31	100.0%
Reserve Account	$2.70	0.2%
Fair Value of the Certificates and Reserve Account	$62.83	5.5%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certficates.